INVESTMENTS - Narrative (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021
Disclosure of associates [line items]
Net cash proceeds financial assets	$ 0		$ 0	$ 7,300
Gain on divestment in associates	$ 0		$ 0	$ 12,242
BioConnection Investments B.V.
Disclosure of associates [line items]
Proportion of ownership interest in associates	23.60%	23.60%	23.60%	23.60%	43.85%
Net cash proceeds financial assets	$ 7,300	€ 6.9
Gain on divestment in associates				$ 12,200